Inventory (Tables)	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventory consists of the following (in thousands):

	March 31, 2021	December 31, 2020
Finished goods	$3,546	$2,856
Raw materials	977	687

Total inventory	$4,523	$3,543